Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2016
Registrant Name	FIRST EAGLE FUNDS
Central Index Key	0000906352
Amendment Flag	false
Document Creation Date	Apr. 04, 2017
Document Effective Date	Apr. 10, 2017
Prospectus Date	Apr. 10, 2017